Master Trust Investment Information - Schedule of Master Trust Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	$ 3,093,311,926	$ 2,743,038,454
Investment in synthetic contract at contract value	186,619,618	211,500,496
EBP, investment, fair and contract value, total	3,279,931,544	2,954,538,950
Master Trust | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	3,093,311,926	2,743,038,454
Investment in synthetic contract at contract value	186,619,618	211,500,496
EBP, investment, fair and contract value, total	3,279,931,544	2,954,538,950
Master Trust | ADM and other common stock | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	301,444,591	281,573,085
Master Trust | ADM and other common stock | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	301,444,591	281,573,085
Master Trust | Mutual funds | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	199,559,176	484,280,708
Master Trust | Mutual funds | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	199,559,176	484,280,708
Master Trust | Common collective trust funds | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	2,592,308,159	1,977,184,661
Master Trust | Common collective trust funds | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	2,592,308,159	1,977,184,661
Salaried/Hourly Plan Interest in Master Trust Balances | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	2,385,259,373	2,123,331,565
Investment in synthetic contract at contract value	141,062,145	161,269,314
EBP, investment, fair and contract value, total	2,526,321,518	2,284,600,879
Salaried/Hourly Plan Interest in Master Trust Balances | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	708,052,553	619,706,889
Investment in synthetic contract at contract value	45,557,473	50,231,182
EBP, investment, fair and contract value, total	753,610,026	669,938,071
Salaried/Hourly Plan Interest in Master Trust Balances | ADM and other common stock | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	226,847,905	211,281,429
Salaried/Hourly Plan Interest in Master Trust Balances | ADM and other common stock | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	74,596,686	70,291,656
Salaried/Hourly Plan Interest in Master Trust Balances | Mutual funds | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	170,672,201	420,395,306
Salaried/Hourly Plan Interest in Master Trust Balances | Mutual funds | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	28,886,975	63,885,402
Salaried/Hourly Plan Interest in Master Trust Balances | Common collective trust funds | EBP 029
EBP, Master Trust [Line Items]
Investment securities at fair value	1,987,739,267	1,491,654,830
Salaried/Hourly Plan Interest in Master Trust Balances | Common collective trust funds | EBP 030
EBP, Master Trust [Line Items]
Investment securities at fair value	$ 604,568,892	$ 485,529,831